OPTION LIABILITIES	12 Months Ended
Dec. 31, 2012
OPTION LIABILITIES
12.	OPTION LIABILITIES

The Company writes call and put options through listed exchanges. When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expired are treated by the Company on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium is deducted from the total purchase price in determining the cost of the underlying security. The Company, as the option writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written options. At December 31, 2012, option liabilities included liabilities for call options of RMB12,273(US$1,970) and put options of RMB71(US$11).